Exceptional items (Tables)	6 Months Ended
Dec. 31, 2023
Exceptional Items [Abstract]
Schedule of exceptional items

	Six months ended 31 December 2023	Six months ended 31 December 2022
	$ million	Re-presented $ million
Exceptional operating items
Brand impairment (1)	(54)	—
Supply chain agility programme (2)	(31)	(56)
Various dispute and litigation matters (3)	(108)	—
Winding down Russian operations (4)	—	17
	(193)	(39)
Non-operating items
Sale of businesses and brands
Windsor business (5)	(53)	—
Guinness Cameroun S.A. (6)	(11)	(2)
USL Popular brands (7)	4	5
Archers brand (8)	—	23
United National Breweries (9)	—	3
Step acquisition - Mr Black (10)	—	(10)
	(60)	19

Exceptional items before taxation	(253)	(20)

Items included in taxation
Tax on exceptional operating items	43	14
Tax on exceptional non-operating items	(1)	2
Exceptional taxation (11)	—	68
	42	84

Total exceptional items	(211)	64

Attributable to:
Equity shareholders of the parent company	(213)	63
Non-controlling interests	2	1
Total exceptional items	(211)	64